Cover	12 Months Ended
Dec. 31, 2019 shares
Statement [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	CELYAD S.A.
Entity Central Index Key	0001637890
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	13,942,344
Entity Address, Country	BE
Title of 12(b) Security	Ordinary shares
Trading Symbol	CYAD
Security Exchange Name	NASDAQ